Cover	6 Months Ended
Jun. 30, 2025
Document Information [Line Items]
Document Type	DEFA14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Stem, Inc.
Entity Central Index Key	0001758766